Regulatory Matters	12 Months Ended
Sep. 30, 2012
Regulatory Matters [Abstract]
Regulatory Matters

2. REGULATORY MATTERS

The SCC exercises regulatory authority over the natural gas operations of Roanoke Gas Company. Such regulation encompasses terms, conditions and rates to be charged to customers for natural gas service, safety standards, service extension, accounting and depreciation.

On November 1, 2011 the Company placed into effect new base rates, subject to refund, that provided for approximately $1,100,000 in additional non-gas revenues. On May 2, 2012, the SCC issued a final order granting the Company a rate award in the amount of $235,000 in additional non-gas revenues. In June 2012, the Company completed its refund for the difference between the rates placed into effect November 1 and the final rates approved in the Commission order.

On March 15, 2012, the Company filed an application for approval of a SAVE (Steps to Advance Virginia's Energy) Plan and Rider. The SAVE plan is designed to facilitate the accelerated replacement of aging natural gas infrastructure assets by providing a mechanism for the Company to recover the related depreciation and expenses and return on rate base of the additional capital investment without the filing of a formal application for an increase in non-gas base rates. This replacement will enhance the safety and reliability of the Company's gas distribution system. On July 25, 2012, the SCC approved the SAVE Plan and Rider, to be effective January 1, 2013.

On September 14, 2012, the Company filed a request for an expedited increase in rates with the SCC. The request was for an increase of approximately $1,840,000 in annual non-gas revenues. As provided for under this expedited rate request, the Company will be able to place the increased rates into effect for service rendered on or after November 1, 2012, subject to refund pending a final order by the SCC. The public hearing on the request for this rate increase is scheduled for March 26, 2013, with a final order expected after that date.